Property, plant and equipment - Summary of Property Plant Equipment And Right Of Use Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Oil and Gas assets, Facilities, Corporate assets	$ 895.7	$ 1,678.9
Right-of-use assets	9.5	25.7
Total	$ 905.2	$ 1,704.6